Advances from the Federal Home Loan Bank (Details) - Schedule of Advances from the Federal Home Loan Bank $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Advances from the Federal Home Loan Bank [Abstract]
2024	$ 31,903
2025	37,069
2026	16
Total	$ 68,988